Revolving Line of Credit	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Revolving Line of Credit
Revolving Line of Credit
On December 1, 2017, the Company entered into a Loan and Security Agreement (the “Agreement”) with a financial institution, which was amended on February 26, 2018, July 26, 2018, January 31, 2019, November 26, 2019 and February 5, 2020. The Agreement includes a revolving line of credit facility under which the Company may borrow up to $40.0 million as of December 31, 2019. The revolving line of credit facility has a maturity date of January 31, 2021, extendable to January 31, 2022 following the completion of the IPO. Borrowings under the Agreement are collateralized by substantially all assets of the
Company. There was no outstanding balance under the Agreement as of December 31, 2019 and 2018. The Agreement contains customary affirmative and negative covenants.
The November 2019 amendment includes a “streamline period”, or Streamline Period, concept, which occurs when the Company maintains, for every consecutive day in the immediately preceding fiscal quarter, the sum of (i) unrestricted cash plus (ii) unused availability under the revolving line of credit in an amount equal to or greater than $75.0 million (the “Streamline Balance”). Any Streamline Period terminates on the earlier of the occurrence of an event of default and failure to maintain the Streamline Balance. Interest on borrowings accrues at an interest rate equal to the greater of (i) 4.75% and (ii) (x) at any time when the Streamline Period is not in effect, one and one-half of one percent (1.50%) above the prime rate and (y) at any time when the Streamline Period is in effect, the prime rate.
The Company is contingently liable under two standby letters of credit which are required as security for the Company’s current office leases (Note 5). The agreements allow for the Company to elect to secure the letters of credit with restricted cash or by reducing the revolving credit facility borrowing capacity. At December 31, 2019 and 2018, the Company elected to reduce the revolving credit facility borrowing capacity by $3.2 million as security for future lease payments. On January 22, 2020, the Company entered into a third standby letter of credit for the Company’s office leases and further reduced the revolving credit facility borrowing capacity by $0.8 million.